Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	44 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000220704
Average Annual Return [Line Items]
Average Annual Return, Percent		22.92%	9.27%
Without Sales Load [Member] | C000220705
Average Annual Return [Line Items]
Average Annual Return, Percent		22.67%	9.01%
Without Sales Load [Member] | C000244832
Average Annual Return [Line Items]
Average Annual Return, Percent	19.23%
Without Sales Load [Member] | C000220706
Average Annual Return [Line Items]
Average Annual Return, Percent		23.34%	9.57%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	12.58%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	12.58%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.72%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.58%	12.58%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.48%	9.91%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.48%	9.91%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.90%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.48%	9.91%